UNIT-BASED COMPENSATION - Equity-settled BPY Awards by Expiry Date (Details) - Equity-Settled Share-Based Payment Arrangement	Jun. 30, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	13,169,426	13,801,795	16,338,511
Weighted average exercise price (in dollars per share) | $	$ 20.45	$ 20.54	$ 20.49
2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	226,800	226,800
Weighted average exercise price (in dollars per share) | $	$ 13.07	$ 13.07
2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	246,400	246,400
Weighted average exercise price (in dollars per share) | $	$ 17.44	$ 17.44
2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	508,300	517,300
Weighted average exercise price (in dollars per share) | $	$ 18.07	$ 18.07
2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	664,220	675,420
Weighted average exercise price (in dollars per share) | $	$ 16.80	$ 16.80
2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	7,912,800	7,946,313
Weighted average exercise price (in dollars per share) | $	$ 20.59	$ 20.59
2025
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	1,407,705	1,730,210
Weighted average exercise price (in dollars per share) | $	$ 25.18	$ 25.18
2026
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	2,109,451	2,365,602
Weighted average exercise price (in dollars per share) | $	$ 19.51	$ 19.51
2027
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	93,750	93,750
Weighted average exercise price (in dollars per share) | $	$ 22.92	$ 22.92